UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Waterstone Asset Management, LLC

Address: 2 Carlson Parkway, Suite 260
         Plymouth, Minnesota 55447


13F File Number: 028-10925

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Martin Kalish
Title:  Chief Financial Officer
Phone:  (952) 697-4102


Signature, Place and Date of Signing:


/s/ Martin Kalish             Plymouth, Minnesota           October 20, 2009
---------------------      ------------------------        -------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  $1,540,172
                                         (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.      Form 13F File Number      Name

1.       028-12029                 Waterstone Market Neutral Master Fund, Ltd.

2.       028-10926                 Waterstone Capital Offshore Advisors, LP


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                                          VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP                PRN AMT   PRN CALL  DISCRETION  MANGRS   SOLE       SHARED NONE
3M CO                         COM              88579Y101      844       11,431 SH         Defined    1, 2         11,431
A D C TELECOMMUNICATIONS      NOTE 3.500% 7/1  000886AE1   24,499   31,700,000 PRN        Defined    1, 2     31,700,000
A D C TELECOMMUNICATIONS      NOTE 3.500% 7/1  000886AF8   21,286   30,433,000 PRN        Defined    1, 2     30,433,000
ADVANCED MICRO DEVICES INC    NOTE 6.000% 5/0  007903AL1   68,281   90,650,000 PRN        Defined    1, 2     90,650,000
ADVANCED MICRO DEVICES INC    NOTE 5.750% 8/1  007903AN7   35,226   41,320,900 PRN        Defined    1, 2     41,320,900
AFFILIATED MANAGERS GROUP     NOTE 3.950% 8/1  008252AL2   13,426   14,196,000 PRN        Defined    1, 2     14,196,000
AMERIGROUP CORP               NOTE 2.000% 5/1  03073TAB8   22,094   24,500,000 PRN        Defined    1, 2     24,500,000
BARRETT BILL CORP             NOTE 5.000% 3/1  06846NAA2   12,446   13,178,000 PRN        Defined    1, 2     13,178,000
BOSTON PPTYS LTD PARTNERSHIP  NOTE 2.875% 2/1  10112RAK0    6,523    6,750,000 PRN        Defined    1, 2      6,750,000
BRE PROPERTIES INC            NOTE 4.125% 8/1  05564EBH8    2,603    2,660,000 PRN        Defined    1, 2      2,660,000
CHARMING SHOPPES INC          NOTE 1.125% 5/0  161133AE3    4,374    6,000,000 PRN        Defined    1, 2      6,000,000
CHESAPEAKE ENERGY CORP        NOTE 2.500% 5/1  165167BZ9   82,204   90,384,000 PRN        Defined    1, 2     90,384,000
CHESAPEAKE ENERGY CORP        NOTE 2.500% 5/1  165167CA3  130,877  143,900,000 PRN        Defined    1, 2    143,900,000
DELTA PETE CORP               NOTE 3.750% 5/0  247907AD0    2,006    3,000,000 PRN        Defined    1, 2      3,000,000
DEVELOPERS DIVERSIFIED RLTY   NOTE 3.500% 8/1  251591AQ6    3,239    3,500,000 PRN        Defined    1, 2      3,500,000
EVERGREEN SOLAR INC           NOTE 4.000% 7/1  30033RAC2    7,569   18,500,000 PRN        Defined    1, 2     18,500,000
EXTERRAN HLDGS INC            NOTE 4.250% 6/1  30225XAA1   43,594   35,000,000 PRN        Defined    1, 2     35,000,000
GEORESOURCES INC              COM              372476101    4,911      444,445 SH         Defined    1, 2        444,445
HANOVER COMPRESSOR CO         NOTE 4.750% 1/1  410768AE5   19,270   21,247,000 PRN        Defined    1, 2     21,247,000
HEADWATERS INC                NOTE 2.500% 2/0  42210PAD4   15,049   24,078,000 PRN        Defined    1, 2     24,078,000
HOLOGIC INC                   FRNT 2.000%12/1  436440AA9   62,142   75,000,000 PRN        Defined    1, 2     75,000,000
INTERNATIONAL GAME TECHNOLOG  DBCV 2.600%12/1  459902AP7   30,480   30,516,000 PRN        Defined    1, 2     30,516,000
LINEAR TECHNOLOGY CORP        NOTE 3.000% 5/0  535678AC0   27,945   28,932,000 PRN        Defined    1, 2     28,932,000
LINEAR TECHNOLOGY CORP        NOTE 3.125% 5/0  535678AD8    2,001    1,998,000 PRN        Defined    1, 2      1,998,000
LUCENT TECHNOLOGIES INC       DBCV 2.875% 6/1  549463AG2   92,588   94,004,000 PRN        Defined    1, 2     94,004,000
MICROCHIP TECHNOLOGY INC      SDCV 2.125%12/1  595017AB0   26,947   29,098,000 PRN        Defined    1, 2     29,098,000
M-SYSTEMS FIN INC             NOTE 1.000% 3/1  55375VAB8    9,589    9,750,000 PRN        Defined    1, 2      9,750,000
MYLAN INC                     COM              628530107    2,739      171,100 SH         Defined    1, 2        171,100
NATIONAL CITY CORP            NOTE 4.000% 2/0  635405AW3   52,368   52,000,000 PRN        Defined    1, 2     52,000,000
NETAPP INC                    NOTE 1.750% 6/0  64110DAB0  114,863  106,000,000 PRN        Defined    1, 2    106,000,000
NEW YORK CMNTY CAP TR V       UNIT 99/99/9999  64944P307   77,193    1,956,350 PRN        Defined    1, 2      1,956,350
NII HLDGS INC                 NOTE 2.750% 8/1  62913FAF9   20,184   20,500,000 PRN        Defined    1, 2     20,500,000
PARKER DRILLING CO            NOTE 2.125% 7/1  701081AR2   14,143   16,474,000 PRN        Defined    1, 2     16,474,000
PHARMACEUTICAL RES INC        NOTE 2.875% 9/3  717125AC2   31,236   31,883,000 PRN        Defined    1, 2     31,883,000
PROLOGIS                      NOTE 2.625% 5/1  743410AS1   21,604   25,000,000 PRN        Defined    1, 2     25,000,000
REINSURANCE GROUP AMER INC    PFD TR INC EQ    759351307  127,095    2,111,891 SH         Defined    1, 2      2,111,891
SONIC AUTOMOTIVE INC          CL A             83545G102      638       60,800 PRN        Defined    1, 2         60,800
SYMANTEC CORP                 NOTE 0.750% 6/1  871503AD0  112,910  107,000,000 PRN        Defined    1, 2    107,000,000
SYMANTEC CORP                 NOTE 1.000% 6/1  871503AF5   35,877   33,500,000 PRN        Defined    1, 2     33,500,000
TECH DATA CORP                COM              878237106    3,208       77,100 SH         Defined    1, 2         77,100
THERMO FISHER SCIENTIFIC INC  COM              883556102    5,398      123,600 SH         Defined    1, 2        123,600
TRANSOCEAN INC                NOTE 1.625%12/1  893830AU3   29,742   30,150,000 PRN        Defined    1, 2     30,150,000
TRANSOCEAN INC                NOTE 1.500%12/1  893830AV1   25,266   26,000,000 PRN        Defined    1, 2     26,000,000
U S AIRWAYS GROUP INC         COM              90341W108      797      169,622 SH         Defined    1, 2        169,622
VERISIGN INC                  SDCV 3.250% 8/1  92343EAD4   19,676   22,469,000 PRN        Defined    1, 2     22,469,000
VORNADO RLTY TR               DBCV 2.850% 4/0  929042AC3   54,829   57,357,000 PRN        Defined    1, 2     57,357,000
WELLS FARGO & CO NEW          PERP PFD CNV A   949746804      354          400 SH         Defined    1, 2            400
WHITING PETE CORP NEW         PERP PFD CONV    966387201   18,038      120,000 SH         Defined    1, 2        120,000

SK 21823 0002 1038042